UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 3,509,039	$ 3,118,988
Restricted cash	692,843	434,938
Accounts receivable, net of allowance for credit losses of $4,083 and $8,434, as of December 31, 2019 and September 30, 2020 respectively	289,158	187,035
Prepaid expenses and other assets, net of allowance for credit losses of $1,259 and $55,010, as of December 31, 2019 and September 30, 2020 respectively	961,326	535,187
Inventories, net	61,676	26,932
Short-term investments	42,320	102,324
Amounts due from related parties	6,725	4,735
Total current assets	5,563,087	4,410,139
Non-current assets
Property and equipment, net	358,390	318,620
Operating lease right-of-use assets, net	215,056	182,965
Intangible assets, net	35,882	15,020
Long-term investments, net of allowance for credit loss of nil and $13,429 as of December 31, 2019 and September 30, 2020 respectively	219,138	113,797
Prepaid expenses and other assets, net of allowance for credit losses of $885 and $13,466, as of December 31, 2019 and September 30, 2020 respectively	246,617	65,684
Restricted cash	24,870	16,652
Deferred tax assets	89,441	70,340
Goodwill	208,095	30,952
Total non-current assets	1,397,489	814,030
Total assets	6,960,576	5,224,169
Current liabilities
Accounts payable (including accounts payable of the Consolidated VIEs without recourse to the primary beneficiaries of $11,274 and $10,272 as of December 31, 2019 and September 30, 2020, respectively)	118,433	69,370
Accrued expenses and other payables (including accrued expenses and other payables of the Consolidated VIEs without recourse to the primary beneficiaries of $93,146 and $85,660 as of December 31, 2019 and September 30, 2020, respectively)	1,545,039	980,805
Advances from customers (including advances from customers of the Consolidated VIEs without recourse to the primary beneficiaries of $6,116 and $8,555 as of December 31, 2019 and September 30, 2020, respectively)	121,039	65,062
Amounts due to related parties (including amounts due to related parties of the Consolidated VIEs without recourse to the primary beneficiaries of $1,569 and $1,698 as of December 31, 2019 and September 30, 2020, respectively)	50,816	34,990
Short-term borrowings (including short-term borrowings of the Consolidated VIEs without recourse to the primary beneficiaries of $1,258 and nil as of December 31, 2019 and September 30, 2020, respectively)	0	1,258
Operating lease liabilities (including operating lease liabilities of the Consolidated VIEs without recourse to the primary beneficiaries of $8,797 and $10,289 as of December 31, 2019 and September 30, 2020, respectively)	69,714	56,320
Deferred revenue (including deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries of $133,362 and $194,774 as of December 31, 2019 and September 30, 2020, respectively)	1,811,414	1,097,868
Convertible notes (including convertible notes of the Consolidated VIEs without recourse to the primary beneficiaries of nil and nil as of December 31, 2019 and September 30, 2020, respectively)	0	29,481
Income tax payable (including income tax payable of the Consolidated VIEs without recourse to the primary beneficiaries of $5,850 and $1,852 as of December 31, 2019 and September 30, 2020, respectively)	56,084	27,212
Total current liabilities	3,772,539	2,362,366
Non-current liabilities
Accrued expenses and other payables (including accrued expenses and other payables of the Consolidated VIEs without recourse to the primary beneficiaries of $1,357 and $1,178 as of December 31, 2019 and September 30, 2020, respectively)	27,702	25,802
Long-term borrowings (including long-term borrowings of the Consolidated VIEs without recourse to the primary beneficiaries of $358 and nil as of December 31, 2019 and September 30, 2020, respectively)	0	358
Operating lease liabilities (including operating lease liabilities of the Consolidated VIEs without recourse to the primary beneficiaries of $20,129 and $18,658 as of December 31, 2019 and September 30, 2020, respectively)	160,703	144,000
Deferred revenue (including deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries of $49,325 and $65,589 as of December 31, 2019 and September 30, 2020, respectively)	304,148	160,708
Convertible notes (including convertible notes of the Consolidated VIEs without recourse to the primary beneficiaries of nil and nil as of December 31, 2019 and September 30, 2020, respectively)	1,920,942	1,356,332
Deferred tax liabilities (including deferred tax liabilities of the Consolidated VIEs without recourse to the primary beneficiaries of nil and nil as of December 31, 2019 and September 30, 2020, respectively)	1,701	975
Unrecognized tax benefits (including unrecognized tax benefits of the Consolidated VIEs without recourse to the primary beneficiaries of $976 and $107 as of December 31, 2019 and September 30, 2020, respectively)	107	976
Total non-current liabilities	2,415,303	1,689,151
Total liabilities	6,187,842	4,051,517
Commitments and contingencies
Shareholders' equity
Additional paid-in capital	5,374,184	4,687,284
Accumulated other comprehensive income (loss)	(8,190)	5,449
Statutory reserves	112	46
Accumulated deficit	(4,625,115)	(3,530,585)
Total Sea Limited shareholders' equity	741,235	1,162,424
Non-controlling interests	31,499	10,228
Total shareholders' equity	772,734	1,172,652
Total liabilities and shareholders' equity	6,960,576	5,224,169
Class A Ordinary Shares [Member]
Shareholders' equity
Ordinary shares	168	154
Class B Ordinary Shares [Member]
Shareholders' equity
Ordinary shares	$ 76	$ 76